PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 47,215	$ 54,122
Service cost	75	120	$ 155
Interest cost	1,087	879	1,271
Actuarial (gain)/loss	(10,106)	(4,081)
Foreign currency exchange rate changes	(1,227)	(120)
Benefit payments	(2,966)	(3,705)
Benefit obligation at December 31	$ 34,078	$ 47,215	$ 54,122